Basis of Presentation And Significant Accounting Policies - Additional Information (Details) $ / shares in Units, shares in Millions, $ in Millions				1 Months Ended		6 Months Ended				12 Months Ended
	Jul. 27, 2021 USD ($) Segment	Mar. 06, 2021 USD ($) Segment	Oct. 21, 2020	Jan. 31, 2021	Oct. 31, 2020 USD ($) $ / shares shares	Jun. 26, 2021 $ / shares	Jun. 26, 2021 $ / shares	Jun. 26, 2021 Segment $ / shares	Jun. 26, 2021 Repoting $ / shares	Dec. 26, 2020 USD ($) Segment ReportingUnit $ / shares	Dec. 28, 2019 USD ($)	Dec. 29, 2018 USD ($)
Basis Of Presentation [Line Items]
Sales and marketing expense										$ 187	$ 142	$ 170
Total advertising expenses										$ 39	19	$ 25
Cash equivalents, original maturities										95 days
Allowance for credit losses										$ 4
Awards vesting period				3 years		4 years
Number of reporting units | ReportingUnit										1
Proceeds from divesture of businesses	$ 4,000
Number of reportable segments	1	1						1	1	2
Business, formation date						Jul. 19, 2019				Jul. 19, 2019
Discontinued Operations [Member]
Basis Of Presentation [Line Items]
Proceeds from divesture of businesses		$ 4,000
ASC Topic 606
Basis Of Presentation [Line Items]
Change in accounting principle, accounting standards update, adoption date						Dec. 27, 2020	Dec. 27, 2020	Dec. 27, 2020	Dec. 27, 2020	Dec. 31, 2017
ASC Topic 842
Basis Of Presentation [Line Items]
Change in accounting principle, accounting standards update, adoption date										Dec. 30, 2018
Maximum
Basis Of Presentation [Line Items]
Allowance for credit losses											$ 1
Estimated recognition period of initial commissions not commensurate with renewal commissions										5 years
Maximum | Computer Software, Intangible Asset
Basis Of Presentation [Line Items]
Capitalized software costs, estimated useful life										5 years
Maximum | Intel Corporation 2006 Equity Incentive Plan
Basis Of Presentation [Line Items]
Awards vesting period										4 years
Minimum
Basis Of Presentation [Line Items]
Estimated recognition period of initial commissions not commensurate with renewal commissions										4 years
Minimum | Computer Software, Intangible Asset
Basis Of Presentation [Line Items]
Capitalized software costs, estimated useful life										3 years
Minimum | Intel Corporation 2006 Equity Incentive Plan
Basis Of Presentation [Line Items]
Awards vesting period										3 years
Subsequent Event
Basis Of Presentation [Line Items]
Proceeds from divesture of businesses	$ 4,000
Subsequent Event | Discontinued Operations [Member]
Basis Of Presentation [Line Items]
Proceeds from divesture of businesses	$ 4,000
Time-based Awards
Basis Of Presentation [Line Items]
Awards vesting rights, description										vesting period is generally 25% vest one year after grant date and quarterly thereafter for 12 quarters
Awards vesting percentage in year one										25.00%
Performance Shares
Basis Of Presentation [Line Items]
Awards vesting period						3 years				3 years
Target percentage required to issue common stock										130.00%
Stock Options | Intel Corporation 2006 Equity Incentive Plan
Basis Of Presentation [Line Items]
Stock options expiration period										10 years
Non Qualified Stock Options
Basis Of Presentation [Line Items]
Stock options expiration period										10 years
Class A Common Stock
Basis Of Presentation [Line Items]
Common Stock, par value | $ / shares						$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Shares settlement, exchange ratio					1		1			1
Stock issued for exchange of ownership | shares					126.3
Settled restricted stock units | shares					5.7
Class A Common Stock | RSUs
Basis Of Presentation [Line Items]
Settled restricted stock units | shares					5.7
Initial Public Offering
Basis Of Presentation [Line Items]
Common stock, shares, issued | shares					31.0
Proceeds from issuance of common stock					$ 586
Initial Public Offering | Class A Common Stock
Basis Of Presentation [Line Items]
Common stock, shares, issued | shares					37.0
Common Stock, par value | $ / shares					$ 0.001
Common stock per share | $ / shares					$ 20.00
Foundation Technology Worldwide L L C
Basis Of Presentation [Line Items]
Percentage of ownership after the reorganization transaction			100.00%				100.00%			100.00%
LLC Units | Initial Public Offering
Basis Of Presentation [Line Items]
Purchase of issued and outstanding LLC units cost					$ 553
Continuing LLC Owners | Initial Public Offering
Basis Of Presentation [Line Items]
Purchase of issued and outstanding LLC units cost					$ 33